Investments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate

	Note	2019	2018
Available-for-sale (AFS)		89,404	84,675
Loans		44,591	42,653
Financial assets at fair value through profit or loss (FVTPL)		9,080	8,597
Total financial assets, excluding derivatives	22.1	143,075	135,925
Investments in real estate	22.2	2,901	2,700
Total investments for general account		145,976	138,625

Summary of Financial Assets Excluding Derivatives

	AFS	FVTPL	Loans	Total	Fair value
2019
Shares	409	1,813	-	2,221	2,221
Debt securities	82,918	3,934	-	86,853	86,853
Money market and other short-term investments	5,169	158	-	5,327	5,327
Mortgage loans	-	-	37,750	37,750	42,567
Private loans	-	-	4,487	4,487	5,159
Deposits with financial institutions	-	-	141	141	141
Policy loans	-	-	2,024	2,024	2,024
Other	908	3,175	188	4,272	4,272
At December 31, 2019	89,404	9,080	44,591	143,075	148,563

2018
Shares	478	1,682	-	2,161	2,161
Debt securities	77,340	3,913	-	81,253	81,253
Money market and other short-term investments	5,955	352	-	6,307	6,307
Mortgage loans	-	-	36,240	36,240	39,758
Private loans	-	-	4,103	4,103	4,494
Deposits with financial institutions	-	-	141	141	141
Policy loans	-	-	1,973	1,973	1,973
Other	902	2,649	196	3,747	3,747
At December 31, 2018	84,675	8,597	42,653	135,925	139,834

Summary of Movement on Loan Allowance Account
Movement on the loan allowance account during the year were as follows:

	2019	2018
At January 1	(138)	(165)
Addition charged to income statement	(76)	(35)
Reversal to income statement	5	3
Amounts written off	44	40
Net exchange differences	-	(1)

Other	-	20
At December 31	(165)	(138)

Summary of Investments in Real Estate

	2019	2018
At January 1	2,700	2,147
Additions	179	472
Subsequent expenditure capitalized	16	3
Disposals	(331)	(209)
Fair value gains / (losses)	317	261
Net exchange differences	9	27
Other	11	(1)
At December 31	2,901	2,700